UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21700

Tortoise North American Energy Corporation
(Exact name of registrant as specified in charter)

11550 Ash Street, Suite 300, Leawood, KS 66211
(Address of principal executive offices) (Zip code)

David J. Schulte
11550 Ash Street, Suite 300, Leawood, KS 66211
 (Name and address of agent for service)

913-981-1020
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  August 31, 2008

Item 1. Schedule of Investments.

Tortoise North American Energy Corporation

SCHEDULE OF INVESTMENTS (Unaudited)

	August 31, 2008
	Shares	Fair Value
Canadian Trusts — 55.0%(1)
Crude/Refined Products Pipeline — 16.7%(1)
Pembina Pipeline Income Fund	1,124,100	$19,486,942

Natural Gas Gathering/Processing — 29.7%(1)
AltaGas Income Trust	579,800	13,907,771
Keyera Facilities Income Fund	947,200	20,793,066
		34,700,837
Natural Gas/Natural Gas Liquids Pipelines — 5.6%(1)
Enbridge Income Fund	609,000	6,518,033

Oil and Gas Exploitation and Production — 3.0%(1)
ARC Energy Trust	62,565	1,780,751
Enerplus Resources Fund	39,200	1,700,365
		3,481,116

Total Canadian Trusts (Cost $60,038,426)		64,186,928

Common Stock — 9.2%(1)

Canada — 0.0%(1)
Natural Gas Gathering/Processing — 0.0%(1)
AltaGas Utility Group Inc.	4,685	27,234

Republic of the Marshall Islands — 4.9%(1)
Shipping — 4.9%(1)
Navios Maritime Partners L.P.	197,000	2,462,500
Teekay Offshore Partners L.P.	205,500	3,308,550
		5,771,050
United States — 4.3%(1)
Global Infrastructure — 4.3%(1)
Macquarie Infrastructure Company LLC	238,800	4,955,100

Total Common Stock (Cost $15,145,129)		10,753,384

Master Limited Partnerships and
Related Companies — 68.6%(1)

United States — 68.6%(1)
Crude/Refined Products Pipeline — 33.3%(1)
Enbridge Energy Management, L.L.C.(2)	299,248	15,129,992
Kinder Morgan Management, LLC(2)(3)	360,352	19,999,529
Magellan Midstream Partners, L.P.	21,900	814,242
NuStar Energy L.P.	20,000	987,200
Plains All American Pipeline, L.P.	23,900	1,138,835
SemGroup Energy Partners, L.P.	37,000	384,800
TEPPCO Partners, L.P.	12,000	385,080
		38,839,678

Natural Gas/Natural Gas Liquids Pipelines — 18.5%(1)
Copano Energy, L.L.C.(4)(5)	95,260	2,366,258
El Paso Pipeline Partners, L.P.	95,300	1,760,191
Energy Transfer Partners, L.P.	200,900	8,940,050
ONEOK Partners, L.P.	22,300	1,339,115
TC PipeLines, LP	209,551	7,160,358
		21,565,972

Oil and Gas Exploitation and Production — 14.1%(1)
BreitBurn Energy Partners L.P.	302,400	5,019,840
Encore Energy Parnters LP	25,100	618,715
EV Energy Partners, L.P.	76,800	2,004,480
Legacy Reserves, LP	92,300	1,854,307
Linn Energy, LLC	232,000	5,018,160
Pioneer Southwest Energy Partners L.P.	106,900	1,997,961
		16,513,463
Propane Distribution — 2.1%(1)
Inergy, L.P.	94,386	2,488,015

Shipping — 0.6%(1)
OSG America L.P.	62,135	745,620

Total Master Limited Partnerships and Related Companies (Cost $68,225,890)		80,152,748

	Principal Amount
Corporate Bonds — 14.7%(1)
Canada — 10.3%(1)
Oil and Gas Exploitation and Production — 3.5%(1)
Connacher Oil & Gas Ltd, 10.25%, 12/15/2015(5)	$4,000,000	4,130,000

Oil Sands Producers — 6.8%(1)
OPTI Canada Inc., 7.875%, 12/15/2014(5)	5,500,000	5,438,125
OPTI Canada Inc., 8.25%, 12/15/2014(5)	2,500,000	2,496,875
		7,935,000
United States — 4.4%(1)
Crude/Refined Products Pipeline — 1.0%(1)
SemGroup, L.P., 8.75%, 11/15/2015(4) (5) (6)	6,300,000	1,165,500

Electric Generation/Services — 3.4%(1)
Texas Competitive Electric Holdings Co LLC, 10.25%, 11/01/2015(5)	4,000,000	3,990,000

Total Corporate Bonds (Cost $22,710,266)		17,220,500

	Shares
Short-Term Investments — 1.8%(1)
Ireland — 0.6%(1)
Fidelity Institutional Cash Fund PLC, 3.00% (7)(8)	750,352	$706,946

United States — 1.2%(1)
Evergreen Institutional Class Money Market Fund, 2.59%(7)	1,425,279	1,425,279
Total Short-Term Investments (Cost $2,132,632)		2,132,225

Total Investments — 149.4%(1) (Cost $168,252,343)		174,445,785
Long-Term Debt Obligations — (38.5%)(1)		(45,000,000)
Forward Foreign Currency Contracts — (0.6%)(1)
Canadian Dollar Currency Contracts— Unrealized Depreciation		(636,135)
Liabilities in Excess of Cash and Other Assets — (1.7%)(1)		(2,026,549)
Preferred Shares at Redemption Value — (8.6%)(1)		(10,000,000)

Total Net Assets Applicable to Common
Stockholders — 100.0%(1)		$116,783,101

(1) Calculated as a percentage of net assets applicable to common stockholders.
(2) Security distributions are paid-in-kind.
(3) All or a portion of the security is segregated as collateral for the unrealized depreciation of forward foreign currency contracts.
(4) Non-income producing.
(5) Restricted securities have a total fair value of $14,148,633 which represents 12.1% of net assets.
(6) On July 22, 2008 SemGroup LP announced they filed voluntary petitions for reorganization under Chapter 11 of the
U.S. Bankruptcy Code, as well as an application for creditor protection under the Companies' Creditors Arrangement Act in Canada. Following the filing, the security no longer produced income.
(7) Rate reported is the current yield as of August 31, 2008.
(8) Value of shares denominated in Canadian dollars.

Various inputs are used in determining the value of the Company’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, market corroborated inputs, etc.)
Level 3 – significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table provides the fair value measurements of applicable Company assets and liabilities by level within the fair value hierarchy as of August 31, 2008. These assets and liabilities are measured on a recurring basis.

Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	August 31, 2008	(Level 1)	(Level 2)	(Level 3)

Assets: Investments	$ 174,445,785	$ 154,859,027	$ 17,220,500	$ 2,366,258

Liabilities: Forward Foreign Currency Contracts	$ 636,135	$ -	$ 636,135	$ -

Fair Value Measurements Using Significant Unobservable Inputs
(Level 3)
Investments

For the three months ended
	February 29, 2008	May 31, 2008	August 31, 2008
Fair Value beginning balance	$ -	$ -	$ -
Total unrealized gains (losses) included in net increase (decrease) in net assets applicable to common stockholders	-	-	-
Net purchases, issuances and settlements	-	-	-
Return of capital adjustments impacting cost basis of security	-	-	-
Transfers in (out) of Level 3	-	-	2,366,258
Fair value ending balance	$ -	$ -	$ 2,366,258

Certain of the Company’s investments are restricted and are valued as determined in accordance with procedures established by the Board of Directors.  The table below shows the shares/principal amount, acquisition date(s), acquisition cost, fair value per unit and percent of net assets which the securities comprise at August 31, 2008.
Company	Shares/ Principal Amount	Acquisition Date(s)	Acquisition Cost	Fair Value Per Unit	Fair Value as Percent of Net Assets
Connacher Oil & Gas Ltd, 10.25%, 12/15/2015	$ 4,000,000	04/25/08-07/31/08	$ 4,257,500	N/A	3.5%
Copano Energy, L.L.C. – Class D Common Units	95,260	03/14/08	2,500,575	$24.84	2.0
OPTI Canada Inc., 8.25%, 12/15/2014	$ 2,500,000	12/08/06-12/14/06	2,533,250	N/A	2.2
SemGroup, L.P., 8.75%, 11/15/2015	$ 6,300,000	11/04/05-04/16/08	6,267,010	N/A	1.0
Texas Competitive Electric Holdings Co LLC, 10.25%, 11/01/2015	$ 4,000,000	04/24/08-07/31/08	4,150,000	N/A	3.4
			$19,708,335		12.1%

The carrying value per unit of unrestricted common units of Copano Energy, L.L.C. was $35.90 on March 7, 2008, the date of the purchase agreement and date an enforceable right to acquire the restricted Copano Energy, L.L.C. units was obtained by the Company.

As of August 31, 2008, the aggregate cost of securities for federal income tax purposes was $167,247,882.  At August 31, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of fair value over tax cost was $20,524,928, the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over fair value was $13,327,025 and the net unrealized appreciation was $7,197,903.

Item 2. Controls and Procedures.

(a)
The registrant’s Chief Executive Officer and its Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tortoise North American Energy Corporation

Date: October 27, 2008	By:	/s/ David J. Schulte
David J. Schulte
Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Tortoise North American Energy Corporation

Date: October 27, 2008	By:	/s/ David J. Schulte
David J. Schulte
Chief Executive Officer

Tortoise North American Energy Corporation

Date: October 27, 2008	By:	/s/ Terry Matlack
Terry Matlack
Chief Financial Officer